SUMMIT CASH RESERVES FUND

                    of Financial Institutions Series Trust

                   Supplement dated January 25, 2000 to the

                      Prospectus dated September 28, 1999

The section entitled "Details About the Fund--About the Portfolio Manager" is amended to delete the paragraph in its entirety and substitute the following:

Robert Sabatino is the Vice President and portfolio manager of the Fund. Mr. Sabatino has been a Vice President of Merrill Lynch Asset Management, L.P. ("MLAM") since 1998 and has been employed by MLAM since 1995.


Code #SUMMIT-09-99ALL

                           SUMMIT CASH RESERVES FUND

                    of Financial Institutions Series Trust

                   Supplement dated January 25, 2000 to the
         Statement of Additional Information dated September 28, 1999

The section entitled "Management of the Trust - Trustees and Officers," is amended to add the following officer:

Robert Sabatino (26) - Vice President and Portfolio Manager (1)(2) - Vice President of MLAM since 1998; employed by MLAM since 1995.

Code #SUMMITSAI-09-99ALL